Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO	Nov. 27, 2020
Investor C Shares
Average Annual Return:
1 Year	11.75%
5 Years	3.71%
10 Years	5.80%
Institutional Shares
Average Annual Return:
1 Year	13.86%
5 Years	4.73%
10 Years	6.85%
Investor A Shares
Average Annual Return:
1 Year	7.63%
5 Years	3.35%
10 Years	6.00%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	5.80%
5 Years	1.43%
10 Years	4.24%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.67%
5 Years	1.75%
10 Years	3.98%